SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation and principles of consolidation

The consolidated financial statements of the Company are prepared and presented in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

(b) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and accompanying notes. The significant estimates included in the accompanying consolidated financial statements include assumptions regarding the valuation of goodwill and other long-lived assets, the estimated useful lives of long-lived assets, the valuation of deferred tax assets, the provision for uncertain tax positions and the computation of share-based compensation expense. Actual results may vary from these estimates.

(c) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments that are unrestricted as to withdrawal and use and that have original maturities of three months or less from the date of purchase.

(d) Restricted cash

Restricted cash represents cash held (i) as deposits for forward contracts and (ii) as collateral for letters of credit issued primarily for equipment purchases. The classification is based on the expected expiration of the underlying forward contracts and letters of credit.

(e) Inventories

Inventories are stated at the lower of cost or market. To determine market value, the Company considers various factors, including estimated selling price in the ordinary course of business, predictable costs of completion and disposal and an allowance for a normal profit margin. The Company determines cost on a weighted-average basis. Cost is comprised of direct materials and, where applicable, direct labor and overhead costs that have been incurred in bringing the inventories to their present location and condition.

(f) Investments

Investments in debt and equity securities are primarily comprised of held-to-maturity securities and are measured at amortized cost. The Company classifies investments with maturities of more than three months and less than twelve months as short-term investments, and it classifies investments with maturities of more than twelve months as long-term investments.

The Company accounts for the investments in the investees of which the Company owns less than 20% of the voting securities and does not have the ability to exercise significant influence over operating and financial policies as cost-method investments. The Company’s cost-method investments are carried at historical cost and measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect on the investments’ value. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investments’ cost over its fair value when the impairment is deemed other than temporary.

The Company accounts for the investments in the investees over which the Company has the ability to exert significant influence over the investees’ operating and financial policies using the equity method of accounting. The share of earnings or losses of the investees is recognized in the Company’s consolidated statements of comprehensive income and adjusts the carrying amount of the investments. Dividends received reduce the carrying amount of the investments. Equity-method investments are reviewed for impairment by assessing if the decline in market value of the investment below the carrying value is other than temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Company to hold investments and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized in other expense when a decline in value is deemed to be other than temporary.

(g) Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. There was no interest capitalized into property, plant and equipment in 2010, 2011 and 2012. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. The Company expenses repair and maintenance costs when they are incurred.

Depreciation is computed using the straight-line method over the following estimated useful lives of the assets:

Buildings	20 years
Vehicles	5 years
Fixtures and equipment	1 to 15 years
Building improvement	3 to 11 years

(h) Prepaid land use rights

All land in the PRC is owned by the PRC government, who, according to PRC law, may sell the right to use the land for a specified period of time. Prepaid land use rights are recognized ratably over the life of the 50-year land lease.

(i) Intangible assets, net

Intangible assets consist primarily of acquired software licenses, customer relationships, brand names, patents and non-compete agreements. They are recorded at cost less accumulated amortization. Customer relationships are amortized on an accelerated basis over periods ranging from 1 to 10 years, while all other intangible assets are amortized on a straight-line basis over their expected useful lives ranging from 2 to 30 years.

(j) Goodwill

Goodwill represents the cost in excess of the fair value of net tangible and identifiable intangible assets acquired in business combinations. The Company adopted Accounting Standards Update (“ASU”) 2011-08, Intangibles-Goodwill and Other (Topic 350), since 2012, which give the Company an option to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-steps goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying amount of a reporting unit’s goodwill. The fair value of each reporting unit is determined by the Company, using the expected present value of future cash flows. The key assumptions used in the calculation include the long-term rates of sales and cost growth, expected profitability, working-capital requirements and discount rates. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination, with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management has selected November 30 to perform its annual impairment test.

In the third quarter of 2012, the Company adjusted goodwill of $0.48 million in connection with the adjustment of the acquired deferred tax assets. In addition, the Company determined that an indication of potential goodwill and long-lived asset impairment existed due in large part to the poor commercial performance of Abgent’s antibody pool evidenced by a significant decline in new sales orders commencing in the fourth quarter of 2012. As a result of the analysis, the Company recognized a goodwill impairment of $1.7 million.

A rollforward of goodwill by segment is as follows:

	Laboratory Services	Manufacturing Services	Total
Balance as of January 1, 2011	$23,956	$—	$23,956
Goodwill arising from acquisitions	10,745	—	10,745
Balance as of December 31, 2011	34,701	—	34,701
Goodwill adjustments	(479)	—	(479)
Impairment recognized	(1,661)		(1,661)

Balance as of December 31, 2012	$32,561	$—	$32,561

(k) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Recoverability of these assets is measured by comparison of their carrying amounts to the future undiscounted cash flows that the assets are expected to generate. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss equal to the amount by which the carrying value of the assets exceeds their fair value.

For the reason stated in Note 2(j), the Company performed a recoverability test of its long-lived assets associated with the Abgent business in the fourth quarter of 2012. Based on this analysis, the Company recognized an impairment of acquired intangibles of $1.8 million.

Fair value of the long-lived intangible assets was determined by the Company based on the excess-earnings method, a method within the income approach whereby the value of an intangible asset is determined by discounting to present value the earnings generated by the asset that remains after a deduction for a return on other contributory assets. These assets normally include working capital, fixed assets and other intangible assets. After a fair return on tangible and other intangible assets is subtracted, the remaining “excess” cash flow (or net cash flow) is attributed to the intangible asset being valued. The excess-earnings method explicitly recognizes that the current value of an investment is premised upon the expected receipt of future economic benefits. In the valuation of an intangible asset, an indication of value is developed by discounting excess cash flows attributed to the asset to present value at a rate that reflects the current return requirements of the market.

(l) Revenue recognition

Revenues are recognized when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product or performance of the service has occurred and there is reasonable assurance of collection of the sales proceeds. Revenue was recognized net of sales-related taxes of $0.1 million, $0.3 million and $0.4 million for the years ended December 31, 2010, 2011 and 2012, respectively.

For laboratory services provided on a fee-for-service or project basis, the Company recognizes revenues upon finalization of the project terms and delivery and acceptance of the final product, which is generally in the form of a technical laboratory report or a quantity of pharmaceutical compound. For services on a fee-for-service or project basis that span multiple accounting periods, the Company recognizes revenue as it performs services and satisfies its contractual obligations, measured on a proportional-performance basis, generally using output measures that are specific to the service being provided. Examples of output measures include dosing performed, specimens prepared and hours worked. Nearly all of the fee-for-service contracts have durations of less than one year.

For laboratory services provided under a full time equivalent (“FTE”) basis, the customer pays a fixed rate per FTE employee and the Company recognizes revenue as the services are provided. FTE contracts do not require acceptance by the customer of specified deliverables from the Company.

The Company provides manufacturing services to its customers that involve the manufacture of advanced intermediates and active pharmaceutical ingredients for research and development or commercial use. Revenues from the sale of manufactured products are recognized upon delivery and acceptance by the customer when title and risk of loss has been transferred, assuming all other revenue recognition criteria have been met. The Company records deferred revenues for payments received from the customer prior to the delivery of the products.

(m) Research and development expense

Research and development expenses include costs directly attributable to the conduct of research and development programs, mainly including the labor cost, consumed materials and other expenses incurred in the activities of research and development. All costs associated with research and development are expensed as incurred.

(n) Shipping and handling costs

Shipping and handling costs relating to the delivery of technical reports or products are included in selling expenses and were $0.1 million, $0.1 million and $0.1 million for the years ended December 31, 2010, 2011 and 2012, respectively.

(o) Government subsidies

Government subsidies are initially recorded as advanced subsidies and are recognized as reductions of general and administrative expenses, as other income or as reductions of the cost of assets acquired when the associated obligations for earning such subsidies have been met. The Company received government subsidies of $8.6 million, $9.9 million and $14.0 million during the years ended December 31, 2010, 2011 and 2012, respectively. The Company recognized government subsidies for general corporate purposes of $4.1 million, $6.4 million and $8.1 million as either a reduction of general and administrative expenses or as other income and $1.5 million, $1.8 million and $3.7 million as reductions of the cost of assets acquired during the years ended December 31, 2010, 2011 and 2012, respectively. In 2012, a local government provided the Company with the use of certain laboratories for free for a period of five years.

As of December 31, 2011 and 2012, the Company had recorded balances of advanced subsidies of $9.6 million and $11.9 million, respectively.

(p) Operating leases

Leases where substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Operating lease expense is charged to the consolidated statement of operations on a straight-line basis over the lease period.

The Company has obtained certain deferred lease credits, which represent leasehold improvements made directly by the Company that are to be reimbursed by the landlord. Deferred lease credits are amortized using the straight-line method over the related lease term, beginning with the lease commencement date, and recorded as a component of lease expense.

(q) Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses were $0.5 million, $0.6 million and $0.7 million for the years ended December 31, 2010, 2011 and 2012, respectively, and are classified as selling and marketing expenses.

(r) Share-based compensation

Share-based awards are recognized as compensation expenses, net of estimated forfeitures, in the consolidated statement of operations based on the fair value of equity awards on the date of the grant, with the compensation expense recognized over the service period. Share-based compensation expense has been recorded in either cost of revenues, selling and marketing expenses or general and administrative expenses, depending on the job functions of the grantees. The Company recognized share-based compensation expense of $10.1 million, $11.5 million and $14.3 million for the years ended December 31, 2010, 2011 and 2012, respectively (see Note 13).

Share-based compensation has been recorded as follows:

	Year Ended December 31,
	2010	2011	2012
Cost of revenues	3,636	3,793	3,905
Selling and marketing expenses	121	13	231
General and administrative expenses	6,328	7,667	10,178

Total	10,085	11,473	14,314

(s) Income taxes

The Company accounts for income taxes using the asset and liability method whereby it calculates a deferred tax asset or liability using current tax laws and enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The Company establishes valuation allowances, when necessary, to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized. The Company does not provide deferred taxes related to the U.S. GAAP basis in excess of the U.S. tax basis in the investment in the Company’s foreign subsidiaries to the extent such amounts relate to permanently reinvested earnings and profits of such foreign subsidiaries.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances and (ii) current tax expense, which represents the amount of tax currently payable to or receivable from a taxing authority. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not to be sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely to be sustained upon the ultimate settlement of such uncertain position.

(t) Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and the if-converted method for convertible notes.

(u) Foreign currency translation

The reporting currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the exchange rate at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into U.S. dollars at the applicable rates of exchange prevailing on the date the transaction occurred. Transaction gains and losses are recognized in the statements of operations.

The financial records of the Company’s PRC subsidiaries are maintained in Renminbi (“RMB”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Cumulative translation adjustments are shown as a separate component of accumulated other comprehensive income in the statement of changes in equity and comprehensive income. Transaction gains and losses are recognized in the statements of operations in other income, net.

The RMB is not a freely convertible currency. The PRC State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC’s foreign exchange trading system market. The Company’s cash and cash equivalents and restricted cash denominated in RMB amounted to $48.2 million and $10.5 million as of December 31, 2011 and 2012, respectively.

(v) Derivative instruments

From time to time, the Company enters into deliverable and non-deliverable foreign-exchange forward contracts with financial institutions to protect against volatility of future cash flows caused by the changes in foreign exchange rates associated with outstanding accounts receivable. The Company does not apply hedge accounting to the instruments and, as such, they are marked to market at each reporting date, with changes in fair value recognized in the statements of operations.

The gains from foreign-exchange forward contracts were $2.8 million, $4.7 million and $5.3 million for the years ended December 31, 2010, 2011 and 2012, respectively, and have been included in other income, net.

(w) Comprehensive income

Comprehensive income is comprised of net income and foreign-currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

(x) Concentration of credit risks

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. The Company places its cash and cash equivalents mainly with large, state-owned financial institutions in the PRC.

The Company does not require collateral or other security to support financial instruments subject to credit risks. The Company establishes an allowance for doubtful receivables primarily based upon the age of receivables and factors surrounding the credit risk of specific customers.

(y) New accounting pronouncements

On July 27, 2012, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2012-02, which amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. Under ASU 2012-02, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. Although ASU 2012-02 revises the examples of events and circumstances that an entity should consider in interim periods, it does not revise the requirements to test indefinite-lived intangible assets (1) annually for impairment and (2) between annual tests if there is a change in events or circumstances. ASU 2012-02 is effective for annual and interim impairment tests performed. The Company is required to adopt ASU 2012-02 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

On January 31, 2013, the FASB issued ASU 2013-01, which clarifies the offsetting disclosure requirements in ASU 2011-11. Under ASU 2013-01, the disclosure requirements would apply to derivative instruments accounted for in accordance with ASC 815, including bifurcated embedded derivatives. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013 and interim periods within those years. Retrospective application is required for all comparative periods presented. The Company is required to adopt ASU 2013-01 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

On February 5, 2013, the FASB issued ASU 2013-02, which requires entities to disclose the following additional information about items reclassified out of accumulated other comprehensive income (AOCI):

•

Changes in AOCI balances by component (e.g., unrealized gains or losses on available-for-sale securities or foreign-currency items). Both before-tax and net-of-tax presentations of the information are acceptable as long as an entity presents the income tax benefit or expense attributed to each component of OCI and reclassification adjustments in either the financial statements or the notes to the financial statements.

•	Significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements.

The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012 and should be applied prospectively. The Company is required to adopt ASU 2013-02 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.